Financial Instruments and Risk Management - Financial Risk (Details)	12 Months Ended
	Dec. 31, 2017 CAD	Dec. 31, 2016 CAD	Dec. 31, 2017 USD ($)
Disclosure of detailed information about financial instruments [line items]
Line of credit, maximum borrowing capacity	CAD 4,850,000,000
Line of credit, current borrowing capacity	4,228,000,000
Authorised capital commitments, pre-registration	3,000,000,000		$ 3,000,000,000
Revenues	18,583,000,000	CAD 12,919,000,000
Bank operating loan
Disclosure of detailed information about financial instruments [line items]
Line of credit, maximum borrowing capacity	850,000,000	670,000,000
Line of credit, current borrowing capacity	428,000,000
Syndicated bank facilities
Disclosure of detailed information about financial instruments [line items]
Line of credit, maximum borrowing capacity	4,000,000,000
Line of credit, current borrowing capacity	3,800,000,000
Customer concentration risk [Member]
Disclosure of detailed information about financial instruments [line items]
Revenues		CAD 1,832,000,000
Single customer over 10% of revenue | Customer concentration risk [Member]
Disclosure of detailed information about financial instruments [line items]
Revenues	CAD 3,290,000,000